CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 559,098	$ 752,213
Available for sale investments	1,712	1,712
Accounts receivable, net of allowance for credit losses	1,371,409	1,342,770
Unbilled revenue	674,509	623,121
Other receivables	60,233	56,760
Prepayments and other current assets	151,140	114,323
Income taxes receivable	52,245	50,299
Total current assets	2,870,346	2,941,198
Non-current Assets:
Property, plant and equipment, net	322,546	336,444
Goodwill	9,027,983	9,037,931
Intangible assets	4,592,587	4,710,843
Operating right-of-use assets	187,295	198,123
Other receivables	66,310	70,557
Income taxes receivable	13,841	18,637
Deferred tax asset	54,362	48,392
Equity method investments	1,588	2,373
Investments in equity- long term	25,996	22,592
Total Assets	17,162,854	17,387,090
Current Liabilities:
Accounts payable	63,508	90,764
Unearned revenue	1,300,980	1,323,961
Other liabilities	1,081,150	949,629
Income taxes payable	40,644	59,433
Current bank credit lines and loan facilities	55,150	55,150
Total current liabilities	2,541,432	2,478,937
Non-current Liabilities:
Non-current bank credit lines and loan facilities	5,086,943	5,381,162
Lease liabilities	154,345	159,483
Non-current other liabilities	38,170	42,596
Non-current income taxes payable	214,748	172,109
Deferred tax liability	1,057,899	1,085,976
Commitments and contingencies	0	0
Total Liabilities	9,093,537	9,320,263
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 81,293,012 shares issued and outstanding at March 31, 2022 and 81,554,683 shares issued and outstanding at December 31, 2021	6,622	6,640
Additional paid-in capital	6,760,238	6,733,910
Other undenominated capital	1,162	1,134
Accumulated other comprehensive loss	(126,755)	(90,937)
Retained earnings	1,428,050	1,416,080
Total Shareholders' Equity	8,069,317	8,066,827
Total Liabilities and Shareholders' Equity	$ 17,162,854	$ 17,387,090